Subsequent Events (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands, € in Millions					1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2025	Aug. 04, 2024 $ / shares shares	Jul. 08, 2024 EUR (€)	Jan. 25, 2024 $ / shares shares	Jan. 18, 2024 USD ($)	Jan. 18, 2024 ILS (₪)	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Feb. 16, 2023 $ / shares	Feb. 16, 2023 ₪ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 ₪ / shares
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 4.5			$ 2.5
Warrants price per share (in Dollars per share) | $ / shares				$ 5
Prefunded warrants issued (in Shares) | shares				648,890
Warrants exercisable expire term				5 years
Prefunded exercise price (in Dollars per share) | $ / shares				$ 0.0001
Aggregate gross proceeds | $								$ 4,000
Agent fees | $								280
Other offering expenses | $								$ 295
Period of services								7 years	7 years
Extended period	1 year
Price per ordinary share (in Dollars per share) | (per share)										$ 15.5	₪ 53.3	$ 15.5	₪ 53.3
TES System [Member]
Subsequent Events [Line Items]
Consideration for services | $								$ 3,300
Warrants [Member]
Subsequent Events [Line Items]
Warrants issued (in Shares) | shares				888,890
Warrants exercise price (in Dollars per share) | $ / shares				$ 5
Warrant [Member]
Subsequent Events [Line Items]
Warrants | $								3,024
Equity- classified warrants value | $								$ 1,600
Investor Pre-funded Warrants [Member]
Subsequent Events [Line Items]
Additional ordinary shares (in Shares) | shares							1,000,000
Stock Option [Member]
Subsequent Events [Line Items]
Consideration for services | ₪									₪ 12,000
TES System [Member]
Subsequent Events [Line Items]
Period of services								7 years	7 years
Consideration for services								$ 300	₪ 1,020
Investor Agreement Restriction [Member]
Subsequent Events [Line Items]
Ownership percentage							24.99%
Subsequent Event [Member]
Subsequent Events [Line Items]
Consideration for services | ₪						₪ 1,708
Availability of second tranche (in Euro) | €			€ 3.5
Annual fixed interest rate			5.00%
Subsequent Event [Member] | Israeli Innovation Authority [Member]
Subsequent Events [Line Items]
Consideration for services | $					$ 450
Ordinary Shares [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares (in Shares) | shares				240,000
Warrants price per share (in Dollars per share) | $ / shares				$ 4.4999
Ordinary Shares [Member] | Pre-Funded Warrant [Member]
Subsequent Events [Line Items]
Purchase of ordinary share (in Shares) | shares							1,000,000
Price per ordinary share (in Dollars per share) | $ / shares							$ 2.5
Private Placement [Member] | Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 1.05
Ordinary shares (in Shares) | shares		1,000,000